Derivative Financial Instruments - Profile of the nominal amount of the foreign currency forward contracts and option collars and the fair values (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
FX forward contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset | €	€ 6,849
Fair value, Liability | €			€ (5,338)		€ (1,820)
FX forward contracts | Less than 1 year
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		$ 104,545		$ 150,000
FX forward contracts | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		55,398		50,000		$ 200,000
Option collars
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset | €	10,104
Fair value, Liability | €	€ (209)		€ (4,431)
Option collars | Less than 1 year
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		300,000
Option collars | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		$ 100,000		250,000
Option collars | Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount				$ 50,000